AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 1, 2026

1933 Registration File No. 333-289817
1940 Act File No. 811-24116

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 71	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 73	☒

TIDAL TRUST V
(Exact Name of Registrant as Specified in Charter)

c/o Tidal ETF Services LLC
234 West Florida Street, Suite 700
Milwaukee, Wisconsin 53204
(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204	John M. Ford Troutman Pepper Locke LLP 3000 Two Logan Square Eighteenth and Arch Streets Philadelphia, PA 19103

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 31, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 20 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on July 21, 2026, and pursuant to Rule 485(a)(2) would have become effective on October 4, 2026.

This Post-Effective Amendment No. 71 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 31, 2026, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 71 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 71 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 71 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on October 1, 2026.

Tidal Trust V

By:	/s/ Joel Weiss
Joel Weiss President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on October 1, 2026.

Signature	Title

/s/ Eric W. Falkeis	Trustee
Eric W. Falkeis

/s/ John Hagist*	Trustee
John Hagist

/s/ Michelle McDonough*	Trustee
Michelle McDonough

/s/ David Norris*	Trustee
David Norris

/s/ Aaron Perkovich	Treasurer, Principal Financial Officer and Principal Accounting Officer
Aaron Perkovich

*By:	/s/ Joel Weiss
Joel Weiss, Attorney in Fact
By Power of Attorney